Finance income and finance expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income and finance expense [Abstract]
Schedule of finance income and finance expense
	2021	2020	2019
Interest income	3,219	258	17,882
Net foreign currency exchange gain	1,458,429	3,207,649	1,343,153
Revaluation gain from derivative financial instruments	5,085	—	663,725
Total finance income	1,466,733	3,207,907	2,024,760
Interest expense (incl. Bank charges)	189,695	135,151	28,628
Net foreign currency exchange loss	1,129,788	3,541,202	1,562,725
Revaluation loss from derivative financial instruments	416,003	2,250,222	—
Transaction costs	—	219,615	—
Total finance expense	1,735,486	6,146,190	1,591,353
Finance (expense)/income, net	(268,753)	(2,938,283	433,407